Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Effective income tax rate		0.00%
Change in tax rate		(13.80%)
Tax Credit Carryforward, Valuation Allowance		$ 24,000				$ 24,000
Change in valuation allowance	0.00%	(1.40%)		0.00%
Unrecognized tax benefits	$ 0			$ 0
A Place For Rover INC
Income Taxes [Line Items]
Likelihood of deferred tax assets not realized						50.00%
Change in ownership interest of significant stockholders						50.00%
Effective income tax rate	10.50%		0.20%	2.30%	0.10%	0.20%	0.90%	0.40%
Increase in unrecognized tax benefits	$ 3,000,000			$ 7,000,000
Change in valuation allowance						(20.90%)	(20.60%)	(21.30%)
Unrecognized tax benefits		$ 574,000				$ 574,000	$ 550,000	$ 383,000	$ 218,000
A Place For Rover INC | Minimum | United Kingdom
Income Taxes [Line Items]
Change in tax rate				19.00%
A Place For Rover INC | Maximum | United Kingdom
Income Taxes [Line Items]
Change in tax rate				25.00%
A Place For Rover INC | Federal
Income Taxes [Line Items]
Net operating loss carryforwards		234,800,000				234,800,000
Operating loss carryforwards, not subject to limitation		134,200,000				134,200,000
A Place For Rover INC | State
Income Taxes [Line Items]
Net operating loss carryforwards		80,500,000				80,500,000
A Place For Rover INC | Foreign
Income Taxes [Line Items]
Net operating loss carryforwards		$ 6,400,000				$ 6,400,000